Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income (Paranthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Statement of Other Comprehensive Income (Paranthetical) [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ 1,239	$ (11,530)	$ 12,675
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	(195,884)	330,984	(144,108)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	$ (101)	$ (102)	$ (119)